Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and other payables	TRADE AND OTHER PAYABLES

	United States Dollar
	2022	2021

Trade payables	133.1	165.0
Accruals and other payables	350.6	297.9
Payroll payables	45.4	42.8
Leave pay accrual	54.1	54.4
Interest payable on loans	7.3	7.4
Damang – contract termination	10.2	10.2
Trade and other payables	600.7	577.7